Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of Financial Assets and Financial Liabilities

Financial assets and liabilities comprise the following:

	2024	2023
	(EUR’000)
Financial assets by category
Trade receivables	166,280	35,874
Other receivables (excluding indirect tax receivables)	3,964	3,909
Marketable securities	—	7,275
Cash and cash equivalents	559,543	392,164
Financial assets measured at amortized cost	729,787	439,222
Total financial assets	729,787	439,222
Classified in the statement of financial position
Non-current assets	2,317	2,127
Current assets	727,470	437,095
Total financial assets	729,787	439,222

Financial liabilities by category
Borrowings
Convertible senior notes	458,207	407,095
Royalty funding liabilities	305,379	138,377
Lease liabilities	93,030	98,793
Trade payables and accrued expenses	96,394	94,566
Other liabilities (excluding indirect tax and employee related payables)	311	—
Financial liabilities measured at amortized cost	953,321	738,831
Derivative liabilities	150,670	143,296
Financial liabilities measured at fair value through profit or loss	150,670	143,296
Total financial liabilities	1,103,991	882,127
Classified in the statement of financial position
Non-current liabilities	365,080	222,996
Current liabilities	738,911	659,131
Total financial liabilities	1,103,991	882,127

Schedule of Finance Income and Finance Expenses

Finance income and expenses are specified below:

	2024	2023	2022
	(EUR’000)
Finance income
Interest income	14,361	16,857	7,426
Remeasurement gain of financial liabilities	11,248	14,654	—
Foreign exchange translation (net)	—	12,346	44,755
Total finance income	25,609	43,857	52,181

Finance expenses
Interest expenses	65,504	44,065	30,682
Remeasurement loss of financial liabilities	7,374	—	15,483
Foreign exchange translation (net)	27,149	—	4,322
Total finance expenses	100,027	44,065	50,487

Summary of Expenses, Related To Lease Activities In The Consolidated Statements

The following expenses related to lease activities were recognized in the consolidated statements of profit or loss:

	2024	2023	2022
	(EUR’000)
Lease expenses
Depreciation	12,312	11,875	11,740
Short term leases and leases of low value assets	285	353	280
Lease interest	3,303	3,581	3,842
Total lease expenses	15,900	15,809	15,862

Summary of Development in Borrowings Related to Financing Activities

The development in borrowings related to financing activities is specified below:

		Cash payments		Non-cash items
	Beginning of year	Repay- ments	Net proceeds	Additions/ (disposals)	Remeasure- ments	Accretion of interest	Foreign exchange translation	End of year
	(EUR’000)
Financing activities
December 31, 2024
Borrowings (excluding lease liabilities)	545,472	(11,819)	134,158	—	(11,248)	62,116	44,907	763,586
Lease liabilities	98,793	(14,677)	—	861	—	3,303	4,750	93,030
Total financing activities	644,265	(26,496)	134,158	861	(11,248)	65,419	49,657	856,616

Financing activities
December 31, 2023
Borrowings (excluding lease liabilities)	399,186	(12,054)	136,256	—	—	40,386	(18,302)	545,472
Lease liabilities	109,191	(14,006)	—	2,973	—	3,581	(2,946)	98,793
Total financing activities	508,377	(26,060)	136,256	2,973	—	43,967	(21,248)	644,265

Summary of Fair Value Hierarchy

Level 3 inputs are unobservable inputs for the asset or liability.

	2024		2023
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	—	—	7,275	7,266	1
Financial assets measured at amortized cost	—	—	7,275	7,266
Financial liabilities
Convertible senior notes	458,207	438,288	407,095	385,410	3
Royalty funding liabilities	305,379	305,673	138,377	143,975	3
Financial liabilities measured at amortized cost	763,586	743,961	545,472	529,385
Derivative liabilities	150,670	150,670	143,296	143,296	3
Financial liabilities measured at fair value through profit or loss	150,670	150,670	143,296	143,296

Movements in Level 3 Fair Value Measurements

The following table specifies movements in level 3 fair value measurements:

	2024	2023	2022
	(EUR’000)
Derivative liabilities
January 1	143,296	157,950	—
Additions	—	—	142,467
Remeasurement recognized in financial income or expense	7,374	(14,654)	15,483
December 31	150,670	143,296	157,950